Schedule of Investments
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–87.51%
Denmark–1.17%
TCM Group A/S(a)	140,000	$3,198,497
France–25.86%
Gerard Perrier Industrie S.A.	128,171	11,899,101
HEXAOM	132,990	7,006,048
Infotel S.A.	165,203	9,483,810
Kaufman & Broad S.A.	242,700	10,098,357
Linedata Services	315,459	14,414,051
Manutan International	52,230	4,526,061
Neurones	232,283	9,389,597
Total Gabon	26,924	4,171,528
		70,988,553
Georgia–3.71%
TBC Bank Group PLC	522,263	10,184,795
Germany–0.55%
MorphoSys AG(b)	31,430	1,499,442
Greece–1.09%
Karelia Tobacco Co., Inc. S.A.	9,265	3,002,106
Ireland–2.46%
Origin Enterprises PLC	1,824,862	6,751,497
Israel–6.92%
Hilan Ltd.	269,109	15,144,185
MIND C.T.I. Ltd.(c)	1,216,450	3,843,982
		18,988,167
Italy–2.39%
Gruppo MutuiOnline S.p.A.	75,783	3,739,167
Technogym S.p.A.(a)	252,263	2,828,262
		6,567,429
Morocco–2.08%
Vivo Energy PLC(a)	3,985,177	5,717,167
Poland–2.17%
LiveChat Software S.A.	100,000	2,678,030
Mo-BRUK S.A.	4,034	367,180
Warsaw Stock Exchange	278,420	2,905,206
		5,950,416
Portugal–0.62%
Conduril - Engenharia S.A.	46,308	1,705,780
Shares		Value
Romania–3.28%
Fondul Proprietatea S.A.	21,229,730	$8,996,705
Russia–1.41%
Globaltrans Investment PLC, GDR(a)	483,600	3,883,308
Singapore–0.53%
XP Power Ltd.	20,835	1,444,982
Sweden–0.78%
Proact IT Group AB	269,430	2,152,663
Switzerland–2.88%
Carlo Gavazzi Holding AG	9,525	2,549,962
Kardex Holding AG	19,018	5,353,802
		7,903,764
United Kingdom–29.61%
City of London Investment Group PLC	900,000	6,707,227
Clarkson PLC	188,808	9,560,830
DCC PLC	58,026	4,802,760
Diploma PLC	285,427	10,732,221
Eurocell PLC	1,476,000	5,132,925
Gamesys Group PLC	377,982	9,364,881
IG Group Holdings PLC	411,684	4,442,960
Mortgage Advice Bureau Holdings Ltd.	172,000	2,641,866
Renew Holdings PLC	860,626	9,145,473
SafeStyle UK PLC(b)	4,465,000	3,228,815
Savills PLC	473,369	8,577,276
Ultra Electronics Holdings PLC	160,548	6,960,684
		81,297,918
Total Common Stocks & Other Equity Interests (Cost $151,796,353)		240,233,189
Money Market Funds–12.34%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	11,672,666	11,672,666
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	8,874,991	8,878,541
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	13,340,190	13,340,190
Total Money Market Funds (Cost $33,890,526)		33,891,397
TOTAL INVESTMENTS IN SECURITIES—99.85% (Cost $185,686,879)		274,124,586
OTHER ASSETS LESS LIABILITIES–0.15%		402,855
NET ASSETS–100.00%		$274,527,441

Investment Abbreviations:
GDR	– Global Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco European Small Company Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $15,627,234, which represented 5.69% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,391,102	$15,739,671	$(9,458,107)	$-	$-	$11,672,666	$1,596
Invesco Liquid Assets Portfolio, Institutional Class	4,551,609	11,082,267	(6,755,790)	455	-	8,878,541	731
Invesco Treasury Portfolio, Institutional Class	6,161,260	17,988,195	(10,809,265)	-	-	13,340,190	685
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	116,223	340,312	(456,535)	-	-	-	4*
Invesco Private Prime Fund	172,197	651,284	(823,483)	-	2	-	41*
Investments in Other Affiliates:
Linedata Services**	11,794,869	-	(928,551)	3,401,448	146,285	14,414,051	427,636
MIND C.T.I. Ltd.	3,150,606	-	-	693,376	-	3,843,982	253,022
Total	$31,337,866	$45,801,729	$(29,231,731)	$4,095,279	$146,287	$52,149,430	$683,715

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of September 30, 2021, this security was not considered as an affiliate of the Fund.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Denmark	$—	$3,198,497	$—	$3,198,497
France	—	70,988,553	—	70,988,553
Georgia	—	10,184,795	—	10,184,795
Germany	—	1,499,442	—	1,499,442
Greece	—	3,002,106	—	3,002,106
Ireland	—	6,751,497	—	6,751,497
Israel	3,843,982	15,144,185	—	18,988,167
Italy	—	6,567,429	—	6,567,429
Morocco	—	5,717,167	—	5,717,167
Poland	—	5,950,416	—	5,950,416
Portugal	1,705,780	—	—	1,705,780
Romania	—	8,996,705	—	8,996,705
Russia	3,883,308	—	—	3,883,308
Singapore	—	1,444,982	—	1,444,982
Sweden	—	2,152,663	—	2,152,663
Switzerland	—	7,903,764	—	7,903,764
United Kingdom	—	81,297,918	—	81,297,918
Money Market Funds	33,891,397	—	—	33,891,397
Total Investments	$43,324,467	$230,800,119	$—	$274,124,586
Invesco European Small Company Fund